Share-Based Compensation - Schedule of Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding - Beginning Balance, Shares	229,533	448,687	727,378
Exercised, Shares		(82,228)	(77,918)
Cancelled, Shares		(35,988)	(200,773)
Expired, Shares	(74,807)	(100,938)
Options outstanding - Ending Balance, Shares	154,726	229,533	448,687
Number of options exercisable, Shares	154,726	229,533	195,402
Options outstanding - Beginning Balance, Weighted Average Exercise Price	$ 36.42	$ 33.31	$ 33.81
Exercised, Weighted Average Exercise Price		24.94	24.11
Cancelled, Weighted Average Exercise Price		38.69	38.71
Expired, Weighted Average Exercise Price	31.14	31.13
Options outstanding - Ending Balance, Weighted Average Exercise Price	38.97	36.42	33.31
Number of options exercisable, Weighted Average Exercise Price	$ 38.97	$ 36.42	$ 26.11